FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE OF ASSETS AND LIABILITIES

Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The fair value of assets and liabilities is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various assets and liabilities.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the assets and liabilities.

The following methods and assumptions were used by the Company in estimating fair value disclosures of its financial instruments:

◦	Cash and cash equivalents. The carrying amounts of cash and cash equivalents approximate the fair values based on the short-term nature of the assets.

◦
Securities available for sale.  Included in the available for sale category are debt securities.  The securities measured at fair value in Level 1 are based on quoted market prices in an active exchange market. Securities measured at fair value in Level 2 are based on pricing models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. The Company utilizes a nationally-recognized third-party pricing service to estimate fair value measurements for the majority of its portfolio.  The pricing service evaluates each asset class based on relevant market information considering observable data, but these prices do not represent binding quotes.  The fair value prices on all investments are reviewed for reasonableness by management.  Securities measured at fair value in Level 3 include one collateralized debt obligation that was backed by a trust preferred security issued by banks and insurance companies. Management determined that an orderly and active market for this security and similar securities did not exist based on a significant reduction in trading volume and widening spreads relative to historical levels. The Company estimates future cash flows discounted using a rate management believes is representative of current market conditions.  Factors in determining the discount rate include the current level of deferrals and/or defaults, changes in credit rating and the financial condition of the debtors within the underlying securities, broker quotes for securities with similar structure and credit risk, interest rate movements and pricing for new issuances.

◦	Federal Home Loan Bank stock. The carrying value of FHLB stock approximates fair value based on the redemption provisions of the FHLB.

◦	Federal Reserve Bank stock. The carrying value of FRB stock approximates fair value based on the redemption provisions of the FRB.

◦	Loans held for sale. The fair value of loans held for sale is estimated using quoted market prices.

◦
Loans receivable.  For variable rate loans that reprice frequently and have no significant change in credit risk, fair values are based on carrying values.  The fair value of fixed-rate loans are estimated by discounting the future cash flows using the rates at the end of the period in which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

◦	Accrued interest receivable. The carrying amount of accrued interest approximates fair value.

◦
Deposits.  The fair value of demand deposits, negotiable orders of withdrawal, regular savings, certain money market deposits and mortgagors’ and investors’ escrow accounts is the amount payable on demand at the reporting date.  The fair value of certificates of deposit and other time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for deposits of similar remaining maturities to a schedule of aggregated expected maturities on such deposits.

◦
Federal Home Loan Bank advances.  The fair value of the advances is estimated using a discounted cash flow calculation that applies current FHLB interest rates for advances of similar maturity to a schedule of maturities of such advances.

◦	Junior subordinated debt owed to unconsolidated trust. Rates currently available for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.

◦
Interest rate swap agreement.  The fair value of the Company’s interest rate swap is obtained from a third-party pricing service and are determined using a discounted cash flow analysis on the expected cash flows of the derivative.  The pricing analysis is based on observable inputs for the contractual term of the derivative, including the period to maturity, credit component and interest rate curves.

◦
Forward loan sale commitments and derivative loan commitments.  Forward loan sale commitments and derivative loan commitments are based on the fair values of the underlying mortgage loans, including the servicing rights for derivative loan commitments, and the probability of such commitments being exercised.  Significant management judgment and estimation is required in determining these fair value measurements.

◦
Off-balance sheet instruments.  Fair values for off-balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standings.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2016 and 2015.

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$21,087	$43,209	$—	$64,296
Government-sponsored enterprises	—	11,364	—	11,364
Mortgage-backed securities	—	78,389	—	78,389
Collateralized debt obligations	—	—	1,157	1,157
Obligations of state and political subdivisions	—	1,000	—	1,000
Tax-exempt securities	—	3,161	—	3,161
Forward loan sale commitments and derivative loan commitments	—	—	136	136
Total assets	$21,087	$137,123	$1,293	$159,503

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$15	$15
Interest rate swap agreement	—	2	—	2
Total liabilities	$—	$2	$15	$17

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$25,045	$45,951	$—	$70,996
Government-sponsored enterprises	—	25,403	—	25,403
Mortgage-backed securities	—	72,078	—	72,078
Corporate debt securities	—	1,000	—	1,000
Collateralized debt obligations	—	—	1,146	1,146
Obligations of state and political subdivisions	—	1,271	—	1,271
Tax-exempt securities	—	3,238	—	3,238
Forward loan sale commitments and derivative loan commitments	—	—	71	71
Total assets	$25,045	$148,941	$1,217	$175,203

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$1	$1
Interest rate swap agreement	—	64	—	64
Total liabilities	$—	$64	$1	$65

The following table shows a reconciliation of the beginning and ending balances for Level 3 assets:

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2014	$1,181	$59
Total unrealized gains (losses) included in other comprehensive loss	(35)	11
Balance at December 31, 2015	1,146	70
Total unrealized gains included in other comprehensive loss	11	51
Balance at December 31, 2016	$1,157	$121

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles.  These adjustments to fair value usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets at December 31, 2016 and 2015.  There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2016 and 2015.

	At December 31, 2016			At December 31, 2015
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$696	$—	$—	$588
Other real estate owned	—	—	1,466	—	—	1,088
Total assets	$—	$—	$2,162	$—	$—	$1,676

The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2016	2015	2014
	(In Thousands)
Impaired loans	$354	$200	$85
Other real estate owned	52	52	6
Total losses	$406	$252	$91

The Company measures the impairment of loans that are collateral dependent based on the fair value of the collateral (Level 3).  The fair value of collateral used by the Company represents the amount expected to be received from the sale of the property, net of selling costs, as determined by an independent, licensed or certified appraiser using observable market data.  This data includes information such as selling price of similar properties, expected future cash flows or earnings of the subject property based on current market expectations and relevant legal, physical and economic factors.  The appraised values of collateral are adjusted as necessary by management based on observable inputs for specific properties. Losses applicable to write-downs of impaired loans are based on the appraised market value of the underlying collateral, assuming foreclosure of these loans is imminent, and are recorded through the provision for loan losses.

The amount of other real estate owned represents the carrying value of the collateral based on the appraised value of the underlying collateral less estimated selling costs.  The loss on foreclosed assets represents adjustments in the valuation recorded during the time period indicated and not for losses incurred on sales.

The Company evaluates its goodwill for impairment in accordance with applicable accounting guidance.  Based on this evaluation, no goodwill impairment was recorded during the years ended December 31, 2016, 2015 and 2014.

Summary of Fair Values of Financial Instruments
The estimated fair values, and related carrying or notional amounts, of the Company’s financial instruments are presented in the following table.  Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique.  Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of the amounts the Company could have realized in a sales transaction at December 31, 2016 or 2015.  The estimated fair value amounts for 2016 and 2015 have been measured as of their respective year-ends, and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates.  As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.  The information presented should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only required for a limited portion of the Company's assets. Due to the wide range of valuation techniques and the degree of subjectivity used in making the estimate, comparisons between the Company's disclosures and those of other banks may not be meaningful.

As of December 31, 2016 and 2015, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$73,186	$73,186	$—	$—	$73,186
Available for sale securities	159,367	21,087	137,123	1,157	159,367
Loans held for sale	1,393	—	—	1,584	1,584
Loans receivable, net	1,220,323	—	—	1,218,918	1,218,918
Federal Home Loan Bank stock	12,162	—	—	12,162	12,162
Federal Reserve Bank stock	3,624	—	—	3,624	3,624
Accrued interest receivable	4,435	—	—	4,435	4,435
Financial Liabilities:
Deposits	1,130,685	—	—	1,134,378	1,134,378
Mortgagors' and investors' escrow accounts	4,388	—	—	4,388	4,388
Federal Home Loan Bank advances	217,759	—	217,120	—	217,120
Junior subordinated debt owed to unconsolidated trust	8,248	—	6,043	—	6,043
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	72	—	—	72	72
Forward loan sale commitments	64	—	—	64	64
Liabilities:
Interest rate swap agreement	2	—	2	—	2
Derivative loan commitments	15	—	—	15	15

	December 31, 2015
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$40,778	$40,778	$—	$—	$40,778
Available for sale securities	175,132	25,045	148,941	1,146	175,132
Loans held for sale	1,804	—	—	1,825	1,825
Loans receivable, net	1,165,372	—	—	1,179,487	1,179,487
Federal Home Loan Bank stock	12,874	—	—	12,874	12,874
Federal Reserve Bank stock	3,621	—	—	3,621	3,621
Accrued interest receivable	4,283	—	—	4,283	4,283
Financial Liabilities:
Deposits	1,058,017	—	—	1,062,884	1,062,884
Mortgagors' and investors' escrow accounts	3,508	—	—	3,508	3,508
Federal Home Loan Bank advances	234,595	—	234,504	—	234,504
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,442	—	5,442
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	51	—	—	51	51
Forward loan sale commitments	20	—	—	20	20
Liabilities:
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreement	64	—	64	—	64